Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities:
Net income (loss)	$ 186,264,103	$ (209,732,656)	$ (770,837,967)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Bad debt expenses	454,624	29,076,504	15,767,332
Share-based compensation	45,591,618	66,503,134	42,615,166
Depreciation and amortization	45,876,222	62,728,660	71,852,826
Unrealized gain on available-for-sale securities			(408,387)
Loss from equity method investees			9,557
(Gain)/loss on disposal of equity interest of subsidiaries and impairment of other long-lived assets	(76,167,018)	66,180,083	282,567,020
Loss on disposal of equipment	318,815	1,346,489	697,909
Impairment loss for goodwill	5,736,134	87,608,201	596,069,011
Impairment loss for acquired intangible assets		25,437,087	4,810,987
Impairment loss for equipment		40,318,817	18,562,323
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(38,969,202)	929,044	(124,577,341)
Inventories	(68,030)	202,090	126,858
Prepaid expenses and other current assets	3,247,428	(3,794,689)	(28,802,626)
Amounts due from related parties	2,407,864	6,405,746	(4,545,372)
Rental deposits	(27,688,926)	1,327,564	1,712,586
Accounts payable	11,318,600	23,202,611	45,099,316
Accrued expenses and other current liabilities	47,409,016	(23,325,332)	9,135,910
Amounts due to related parties	(513,469)	(13,356,596)	2,625,515
Income tax payable	(19,090,163)	(1,199,784)	15,462,823
Deferred taxes	(905,898)	866,257	(9,502,842)
Net cash provided by operating activities	185,221,718	160,723,230	168,440,604
Investing activities:
Purchase of equipment and other long-term assets	(18,692,608)	(10,654,598)	(72,875,855)
Cash of disposed subsidiary	(40,805,068)	(27,315,949)	(11,693,755)
Proceeds from sale of subsidiaries	116,872,231
Acquisition of intangible assets			(1,766,633)
Purchase of subsidiaries and earn-out payment paid to acquire subsidiaries, net of cash acquired	(40,186,684)	(92,411,545)	(133,347,771)
Investment in a joint venture			(2,970,000)
Deposit (paid)/refunded to acquire subsidiaries		329,516	(14,270,053)
Proceeds from disposal of fixed assets	471,128	196,115
Cash paid for purchases of debt and equity securities	(137,551,150)	(29,257,303)
Cash received from sale of debt and equity securities	29,290,296	865,589	91,129,763
Net cash used in investing activities	(90,601,855)	(158,248,175)	(145,794,304)
Financing activities:
Proceeds from issuance of ordinary shares		142,425,000
Proceeds from issuance of ordinary shares pursuant to share option plans	3,588,209	2,074,025	10,711,301
Proceeds from short-term loans			370,423
Repayment of short-term loans			(30,411,521)
Capital injection from minority shareholders			213,706
Proceeds from partial disposal of subsidiaries	10,980,282
Share repurchase	(237,168,910)		(47,500,211)
Net cash provided by (used) in financing activities	(222,600,419)	144,499,025	(66,616,302)
Effect of exchange rate changes	14,296,777	(1,730,212)	16,469,125
Net increase (decrease) in cash and cash equivalents	(113,683,779)	145,243,868	(27,500,877)
Cash and cash equivalents, beginning of year	568,159,372	142,434,073	450,416,381
Add/(less): cash and cash equivalents in assets held-for-sale		280,481,431	(280,481,431)
Cash and cash equivalents, end of year	454,475,593	568,159,372	142,434,073
Supplemental disclosure of cash flow information
Income taxes paid	32,031,106	12,965,179	23,712,147
Interest paid	0	0	0
Acquisition of subsidiaries:
Value of ordinary shares issued			72,427,338
Accounts payable	4,920,493	20,326,014	60,501,181
Liabilities recorded as a result of contingent consideration			13,510,310
Non-cash financing activities:
Payable for share repurchase	2,996,074
Proceeds from partial disposal of subsidiaries offset against other payables	$ 3,209,661